SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payment transaction
Summary of share-based compensation expense recorded during the year

	2025	2024
Restricted share unit plan expense, including restricted performance shares (i)	$69.7	$30.2
Deferred share units expense (ii)	36.1	9.6
Employer portion of employee share purchase plan (iii)	3.4	2.8
Total share-based compensation expense	$109.2	$42.6

Equity-settled RSU
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2025		2024
	Number of units	Weighted average	Number of units	Weighted average
	(000’s)	share price (C$/unit)	(000’s)	share price (C$/unit)
Balance as at January 1	2,475	6.25	2,757	5.84
Granted	648	16.14	1,292	7.21
Reinvested	14	9.49	43	6.12
Redeemed	(1,135)	6.26	(1,159)	6.41
Forfeited	(68)	9.03	(458)	6.11
Outstanding as at December 31	1,934	9.48	2,475	6.25

Cash-settled RSU
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2025		2024
		Weighted average		Weighted average
	Number of units	share price	Number of units	share price
	(000’s)	(C$/unit)	(000’s)	(C$/unit)
Balance as at January 1	3,745	6.55	3,915	5.77
Granted	1,203	16.92	2,301	7.47
Reinvested	24	9.99	69	6.30
Redeemed	(2,095)	5.91	(1,857)	6.14
Forfeited	(437)	9.16	(683)	6.27
Outstanding as at December 31	2,440	11.78	3,745	6.55

RPSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2025		2024
	Number of units	Weighted average	Number of units	Weighted average
	(000’s)	share price (C$/unit)	(000’s)	share price (C$/unit)
Balance as at January 1	4,208	6.13	4,091	6.47
Granted	766	15.07	1,539	6.87
Reinvested	27	7.61	72	6.15
Redeemed	(1,174)	7.04	(611)	8.79
Forfeited	(115)	10.46	(883)	7.17
Outstanding as at December 31	3,712	7.56	4,208	6.13

DSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	Years ended December 31,
	2025	2024
DSUs granted (000’s)	93	173
Weighted average grant-date fair value ($C/ unit)	$25.06	$10.91